Leases - Schedule of Components of Lease Cost (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Operating lease cost	$ 19	$ 862
Variable lease cost	30	205
Finance lease cost:
Amortization of right-of-use assets	172	381
Interest on lease liabilities	35	53
Total lease cost	$ 256	$ 1,501